Dividends Paid and Proposed - Summary of Woodside Energy Group Ltd the Parent Entity Paid and Proposed Dividends (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Paid and Proposed Dividends [Line Items]
Prior year fully franked final dividend	$ 1,139	$ 2,734	$ 1,018
Current year fully franked interim dividend	1,310	1,519	2,070
Total	2,449	4,253	3,088
Final dividend	$ 1,006	$ 1,139	$ 2,734
Current year dividends per share (US cents)	$ 1.22	$ 1.40	$ 2.53